Liability Related to the Sale of Future Revenue (Details Narrative) £ in Thousands, shares in Millions										2 Months Ended		3 Months Ended	12 Months Ended
	Dec. 15, 2022 USD ($)	Dec. 15, 2022 GBP (£)	Feb. 11, 2022 USD ($) shares	Feb. 11, 2022 GBP (£) shares	Sep. 10, 2021 USD ($)	Oct. 20, 2020 USD ($)	Oct. 20, 2020 GBP (£)	Jun. 03, 2020 USD ($)	Jun. 03, 2020 GBP (£)	Dec. 31, 2021 USD ($)	[1],[2]	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Mar. 31, 2023 USD ($)	Dec. 15, 2022 GBP (£)
Issuance of shares, value										$ 25,000		$ 7,520,350	$ 7,520,350
Conduit Pharmaceuticals Ltd [Member]
Percentage of royalty expenses								30.00%	30.00%
Covid asset								$ 24,500,000	£ 19,200
Funding amount																$ 300,000
Conduit Pharmaceuticals Ltd [Member] | Cizzle [Member]
Total consideration			$ 1,600,000	£ 1,200
Stock issued during period, shares, new issues | shares			25.0	25.0
Shares issued | shares			22.0	22.0									22.0
Deferred revenue																$ 1,400,000
Option fee	$ 100,000																£ 100
Issuance of shares, value	$ 3,900,000	£ 3,250
Conduit Pharmaceuticals Ltd [Member] | Vela Agreement [Member]
Percentage of future revenue earned						8.00%	8.00%
Total consideration						$ 2,900,000	£ 2,350
Cash consideration						1,600,000	£ 1,250
Stock issued during period, value, acquisitions					$ 1,300,000	$ 1,100,000,000
Conduit Pharmaceuticals Ltd [Member] | Vela Agreement [Member] | Vela Technologies PLC [Member]
Cash consideration														$ 1,600,000	£ 1,250

[1]	Includes an aggregate of up to 431,250 shares of Common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
[2]	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).